Employee Defined Benefit Plans - Schedule of Major Categories of Plan Assets, Measured at Fair Value (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value of plan assets [Line Items]
Cash and cash equivalents	$ 19.2	$ 28.4
Fair value of plan assets	461.9	442.0
Level 1
Disclosure of fair value of plan assets [Line Items]
Equities	5.1	5.8
Fixed income, corporate bonds, and gilts	87.3	84.4
Pooled fund liability-driven investments	134.1	113.8
Alternatives and property funds	1.7	1.9
Level 2 and 3 of fair value hierarchy
Disclosure of fair value of plan assets [Line Items]
Annuity policies	$ 214.5	$ 207.7